Summary of Significant Accounting Policies - Summary of Subsidiaries (Parenthetical) (Detail) ₱ in Millions	Dec. 10, 2018	Nov. 28, 2018 seat	Jan. 15, 2018 $ / shares	Sep. 14, 2018 PHP (₱)
MVP Rewards Loyalty Solutions, Inc [Member]
Disclosure of subsidiaries [Line Items]
Initial investment | ₱				₱ 50
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	48.74%	53.87%
Number of board seats | seat		2
3rd Brand Pte. Ltd., or 3rd Brand [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership interest in subsidiary acquired			15.00%
Consideration for minority interest | $ / shares			$ 1.00